Financial instruments (Narrative) (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Discount rate		24.00%	13.70%
Fair value for accrued royalties liability		$ 869,219	$ 1,105,756
Fair value of borrowings		68,750	49,825
Foreign exchange gain (loss)	$ (13,937)	28,780	(3,742)	$ (13,937)	$ (982)
Current trade receivables	210,795	114,877	0		1,191
Trade receivables overdue by more than 60 days from law enforcement agencies		53,233
Cash	3,073,760	170,545	2,688,105	$ 3,073,760	21,615	$ 0
Working capital (deficiency)	$ 2,900,000	$ (5,409,487)	$ 2,900,000		$ (300,000)